United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: December 31, 2011"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, statements, " "lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, January 20, 2012"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	136
Form 13F Information Table Value Total:  267,128 (thousands)

List of Other Included Managers:  None

                                                                    Form 13F Information Table

                                              Title of                 Value                Investment   Other    Voting Auth
               Name of Issuer                   Class      Cusip     (x$1000)     Shares    Discretion  Managers     Sole
First Place Financial Corp                   com        33610T109          5     10,273        sole                  10,273
Stereotaxis Inc                              com        85916J102         12     14,200        sole                  14,200
BlackRock Senior High Inc Fund               com        09255T109         46     11,950        sole                  11,950
Western Asset High Income Oppty Fd           com        95766K109        125     20,290        sole                  20,290
Exelis Inc.                                  com        30162A108        126     13,890        sole                  13,890
M S Emerging Mkt Debt                        com        61744H105        134     12,850        sole                  12,850
Hasbro Inc                                   com           418056107     212      6,635        sole                   6,635
Disney Walt Hldg Co                          com           254687106     224      5,965        sole                   5,965
Western Union Company                        com           959802109     229     12,550        sole                  12,550
Equifax Inc                                  com           294429105     232      5,995        sole                   5,995
Firstenergy Corp                             com           337932107     234      5,280        sole                   5,280
J P Morgan Chase & Co.                       com        46625H100        248      7,464        sole                   7,464
Mastercard Incorporated                      com        57636Q104        250        670        sole                     670
Merck & Co Inc                               com        58933Y105        252      6,675        sole                   6,675
Schlumberger LTD                             com           806857108     266      3,900        sole                   3,900
Harris Corporation                           com           413875105     278      7,725        sole                   7,725
Peabody Energy Corp                          com           704549104     285      8,600        sole                   8,600
Family Dollar Stores Inc                     com           307000109     289      5,005        sole                   5,005
Bristol-Myers Squibb Co                      com           110122108     289      8,200        sole                   8,200
Cincinnati Financial Cp                      com           172062101     289      9,491        sole                   9,491
Total S.A. ADS                               ADR        89151E109        290      5,665        sole                   5,665
PowerShares DB Commodity Long ETN            com        25154H459        307     17,955        sole                  17,955
Franklin Street Properties Corp.             com        35471R106        310     31,135        sole                  31,135
Dominion Resources Inc.                      com        25746U109        333      6,265        sole                   6,265
Cohen & Steers Quality Income Realt          com        19247L106        342     40,386        sole                  40,386
UnitedHealth Group Inc.                      com        91324P102        348      6,876        sole                   6,876
Sysco Corporation                            com           871829107     368     12,555        sole                  12,555
Coca Cola Company                            com           191216100     387      5,525        sole                   5,525
Home Properties Inc                          com           437306103     396      6,880        sole                   6,880
General Electric                             com           369604103     402     22,419        sole                  22,419
C V S Caremark Corp.                         com           126650100     410     10,058        sole                  10,058
PowerShares VRDO Tax-Free Weekly             com        73936T433        413     16,500        sole                  16,500
Western Asset Intermediate Muni Fd           com           958435109     430     43,920        sole                  43,920
BHP Billiton Ltd                             ADR        088606108        443      6,270        sole                   6,270
Genuine Parts Co                             com           372460105     475      7,755        sole                   7,755
CenturyLink                                  com           156700106     478     12,848        sole                  12,848
Wisconsin Egy Cp Hldg Co                     com           976657106     492     14,060        sole                  14,060
Marathon Oil Company                         com           565849106     499     17,042        sole                  17,042
CSX Corp.                                    com           126408103     526     24,975        sole                  24,975
Kraft Foods Inc                              com        50075N104        539     14,420        sole                  14,420
iShares Barclays 1-3 Yr Credit Bond          iShares       464288646     559      5,361        sole                   5,361
Wells Fargo & Company                        com           949746101     561     20,359        sole                  20,359
PIMCO Intermediate Muni Bond Strgy           com        72201R866        584     11,000        sole                  11,000
Illinois Tool Works                          com           452308109     586     12,540        sole                  12,540
Philip Morris International Inc              com           718172109     593      7,550        sole                   7,550
SPDR Dow Jones REIT                          ETF        78464A607        605      9,390        sole                   9,390
Amerisource Bergen                           com        03073E105        607     16,315        sole                  16,315
iShares Barclays TIPS Bond                   iShares       464287176     623      5,343        sole                   5,343
Market Vectors High-Yield Muni ETF           ETF        57060U878        626     21,010        sole                  21,010
Market Vectors Intermediate Muni ETF         ETF        57060U845        631     27,600        sole                  27,600
Target Corporation                           com        87612E106        634     12,370        sole                  12,370
Cerner Corp                                  com           156782104     638     10,412        sole                  10,412
Highwood Properties Inc                      com           431284108     666     22,460        sole                  22,460
Archer-Daniels-Midland Co                    com        039483102        669     23,375        sole                  23,375
Suncor Energy Inc                            com           867224107     686     23,805        sole                  23,805
Dell Inc.                                    com        24702R101        693     47,390        sole                  47,390
Teleflex, Inc.                               com           879369106     714     11,650        sole                  11,650
Honeywell International                      com           438516106     758     13,948        sole                  13,948
TCW Strategic Income Fund, Inc.              com           872340104     763    157,360        sole                 157,360
Hugoton Royalty Trust                        com           444717102     805     42,735        sole                  42,735
Colgate-Palmolive Co                         com           194162103     825      8,933        sole                   8,933
V F Corporation                              com           918204108     827      6,515        sole                   6,515
Medtronic Inc                                com           585055106     839     21,928        sole                  21,928
McKesson HBOC Inc                            com        58155Q103        843     10,820        sole                  10,820
Apple Computer Inc                           com        037833100        964      2,381        sole                   2,381
SPDR Barclays Capital High Yield Bo          ETF        78464A417        968     25,175        sole                  25,175
Hospitality Properties Trust                 com        44106M102      1,042     45,330        sole                  45,330
CBRE Clarion Global Real Estate Inc          com        12504G100      1,049    153,320        sole                 153,320
Simon Ppty Group New                         com           828806109   1,078      8,361        sole                   8,361
DTF Tax free Income Inc.                     com        23334J107      1,080     67,265        sole                  67,265
EastGroup Properties Inc.                    com           277276101   1,090     25,065        sole                  25,065
Xylem Inc.                                   com        98419M100      1,118     43,535        sole                  43,535
Texas Instruments Inc                        com           882508104   1,191     40,930        sole                  40,930
iShares iBoxx Inv Grade Corp Bond            iShares       464287242   1,284     11,288        sole                  11,288
IShares COMEX Gold Trust                     iShares       464285105   1,295     85,030        sole                  85,030
Walgreen Company                             com           931422109   1,298     39,273        sole                  39,273
Ross Stores, Inc                             com           778296103   1,304     27,440        sole                  27,440
McGraw-Hill Companies Inc.                   com           580645109   1,305     29,015        sole                  29,015
Washington REIT                              com           939653101   1,345     49,160        sole                  49,160
Occidental Pete Corp                         com           674599105   1,346     14,360        sole                  14,360
Sabine Royalty Trust                         com           785688102   1,374     21,785        sole                  21,785
Baxter International Inc                     com        071813109      1,613     32,602        sole                  32,602
Omnicom Group Inc                            com           681919106   1,619     36,311        sole                  36,311
Auto Data Processing                         com        053015103      1,639     30,346        sole                  30,346
Oracle Corporation                           com        68389X105      1,657     64,584        sole                  64,584
Norfolk Southern Corp                        com           655844108   1,675     22,985        sole                  22,985
Thermo Fisher Scientific  Inc.               com           883556102   1,741     38,723        sole                  38,723
Kimberly-Clark Corp                          com           494368103   1,807     24,570        sole                  24,570
Market Vectors Gold Miners ETF               Gold ETF   57060U100      1,819     35,365        sole                  35,365
PepsiCo Incorporated                         com           713448108   1,885     28,403        sole                  28,403
Pfizer Incorporated                          com           717081103   2,035     94,049        sole                  94,049
CMS Energy Corp                              com           125896100   2,083     94,340        sole                  94,340
Union Pacific                                com           907818108   2,090     19,725        sole                  19,725
SPDR Gold Shares                             Gold Shs   78463V107      2,132     14,028        sole                  14,028
Teva Pharm Inds Ltd ADR                      ADR           881624209   2,161     53,539        sole                  53,539
Cisco Systems Inc                            com        17275R102      2,353    130,126        sole                 130,126
Hewlett-Packard Company                      com           428236103   2,357     91,509        sole                  91,509
ACE Limited                                  com        H0023R105      2,475     35,290        sole                  35,290
Eaton Corporation                            com           278058102   2,485     57,090        sole                  57,090
Kroger Company                               com           501044101   2,606    107,590        sole                 107,590
CF Industries Holdings, Inc.                 com           125269100   2,636     18,180        sole                  18,180
iShares iBoxx $ High Yield Corp              iShares       464288513   2,699     30,180        sole                  30,180
American Express Company                     com        025816109      2,746     58,206        sole                  58,206
Hess Corporation                             com        42809H107      2,783     49,005        sole                  49,005
A T & T Inc.                                 com        00206R102      2,952     97,634        sole                  97,634
Accenture Ltd Cl A                           com        G1151C101      2,997     56,304        sole                  56,304
PowerShares DB Commodity Index Trac          com        73935S105      3,041    113,300        sole                 113,300
T J X Cos Inc                                com           872540109   3,102     48,050        sole                  48,050
Northrop Grumman Corp                        com           666807102   3,306     56,525        sole                  56,525
Intel Corp                                   com           458140100   3,373    139,103        sole                 139,103
ConAgra Foods, Inc.                          com           205887102   3,507    132,855        sole                 132,855
P P G Industries Inc                         com           693506107   3,720     44,555        sole                  44,555
M S Emerging Mkts Domestic Debt              com           617477104   3,770    266,402        sole                 266,402
The Bank Of Nova Scotia                      com        064149107      3,933     78,955        sole                  78,955
Johnson & Johnson                            com           478160104   4,059     61,901        sole                  61,901
American Electric Power Co., Inc             com        025537101      4,146    100,370        sole                 100,370
iShares Barclays MBS Bond                    iShares       464288588   4,269     39,505        sole                  39,505
US Bancorp                                   com new       902973304   4,300    158,973        sole                 158,973
3M Company                                   com        88579Y101      4,532     55,456        sole                  55,456
Microsoft Corp                               com           594918104   4,672    179,962        sole                 179,962
General Mills Inc                            com           370334104   5,082    125,760        sole                 125,760
Becton Dickinson & Co                        com        075887109      5,104     68,312        sole                  68,312
ConocoPhillips                               com        20825C104      5,157     70,766        sole                  70,766
Verizon Communications                       com        92343V104      5,271    131,374        sole                 131,374
Annaly Capital Management                    com        035710409      5,443    341,021        sole                 341,021
United Technologies Corp                     com           913017109   5,824     79,684        sole                  79,684
U G I Corporation New                        com           902681105   5,927    201,596        sole                 201,596
Toronto-Dominion Bank                        com new       891160509   6,730     89,965        sole                  89,965
Chubb Corp                                   com           171232101   6,962    100,580        sole                 100,580
Procter & Gamble                             com           742718109   7,315    109,659        sole                 109,659
Abbott Laboratories                          com        002824100      7,561    134,471        sole                 134,471
Wal-Mart Stores Inc                          com           931142103   7,669    128,333        sole                 128,333
McDonald's Corp.                             com           580135101   8,414     83,866        sole                  83,866
Exxon Mobil Corporation                      com        30231G102      8,507    100,360        sole                 100,360
Chevron Corp                                 com           166764100   8,742     82,165        sole                  82,165
Intl Business Machines                       com           459200101   9,966     54,198        sole                  54,198